Note 2 - Summary of Presentation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of presentation

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The most significant estimates are related to the judgments used to determine the timing and amount of revenue recognition, recoverability of goodwill and intangible assets, determination of fair values of assets acquired and liabilities assumed in business combinations, estimated fair value of contingent consideration related to acquisitions, quantification of uncertain tax positions, recoverability of deferred tax assets, warehouse receivables, capitalized mortgage servicing rights, derivative financial instruments and current expected credit losses on financial assets including collectability of accounts receivable and allowance for loss sharing obligations. Actual results could be materially different from these estimates.

The Company revised the name of its Sales Brokerage revenue line to Capital Markets. The Company has also combined project management, property management and engineering & design into a Property Services revenue line. Loan servicing revenues are included in Other revenue.

Significant accounting policies are summarized as follows:

Principles of consolidation
The accompanying consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and those variable interest entities where the Company is the primary beneficiary. Where the Company does not
have a controlling interest but has the ability to exert significant influence, the equity method is used. Inter-company transactions and accounts are eliminated on consolidation.

When applying the principles of consolidation, the Company begins by determining whether an investee is a variable interest entity (“VIE”) or a voting interest entity (“VOE”). Assessing whether an entity is a VIE or a VOE involves judgment and analysis. Factors considered in this assessment include the entity's legal organization, the entity's capital structure and equity ownership, and any related party or de facto agent implications of the Company's involvement with the entity.

VOEs are embodied by common and traditional corporate and certain partnership structures. For VOEs, the interest holder with control through majority ownership and majority voting rights consolidates the entity.

For VIEs, identification of the primary beneficiary determines the accounting treatment. In evaluating whether the Company is the primary beneficiary, it evaluates its direct and indirect economic interests in the entity. A reporting entity is determined to be the primary beneficiary if it holds a controlling financial interest in the VIE. Determining which reporting entity, if any, has a controlling financial interest in a VIE is primarily a qualitative approach focused on identifying which reporting entity has both (
1
) the power to direct the activities of a VIE that most significantly impact such entity's economic performance and (
2
) the obligation to absorb losses or the right to receive benefits from such entity that could potentially be significant to such entity.

The primary beneficiary analysis is performed at the inception of the Company's investment and upon the occurrence of a reconsideration event. When the Company determines it is the primary beneficiary of a VIE, it consolidates the VIE; when it is determined that the Company is not
the primary beneficiary of the VIE, the investment in the VIE is accounted for at fair value or under the equity method, based upon an election made at the time of investment.

Cash and cash equivalents
Cash equivalents consist of short-term interest-bearing securities and money market mutual funds. These cash equivalents are readily convertible into cash and the interest-bearing securities have original maturities at the date of purchase of three
months or less. The Company also maintains custodial escrow accounts, agency and fiduciary funds relating to its debt finance operations and as an agent for its property management operations. These amounts are not
included in the accompanying consolidated balance sheets as they are not
assets of the Company.

Restricted cash
Restricted cash consists primarily of cash amounts set aside to satisfy legal or contractual requirements arising in the normal course of business, primarily at Colliers Mortgage.

Receivables and allowance for credit losses
Accounts receivable are recorded when the Company has a right to payment within customary payment terms or it recognizes a contract asset if revenue is recognized prior to when payment is due. From the point of initial recognition, the carrying value of such receivables and contract assets, net of allowance for doubtful accounts, represents their estimated net realizable value after deducting for potential credit losses. The Company's expected loss allowance methodology uses historical collection experience, the current status of customers' accounts receivable and considers both current and expected future economic and market conditions. Due to the short-term nature of such receivables, the estimate of accounts receivable that may
be collected is based on the aging of the receivable balances and the financial condition of customers. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. The allowances are then reviewed on a quarterly basis to ensure that they are appropriate. After all collection efforts have been exhausted by management, the outstanding balance considered not
collectible is written off against the allowance. In providing for credit losses as at
December 31, 2020,
the Company considered the current and expected future economic and market conditions surrounding the novel coronavirus (“COVID-
19”
) pandemic and determined to adjust its historical loss rates for the increased credit risk with an associated credit loss expense included in Selling, general and administrative expenses.

In some cases, the Company
may
record a receivable or a contract asset which corresponds with payables which the Company is only obligated to pay upon collection of the receivable (“Reimbursable receivables”). These receivables correspond with commissions payable, payables to facilitate collection from the customer and make payments to subcontractors or relate to collection from tenants for payment to the landlord. These corresponding payables are typically satisfied on a pay-when-paid basis. In relation to Reimbursable receivables, an allowance is only recorded to the extent that the Company will incur credit losses.

Fixed assets
Fixed assets are carried at cost less accumulated depreciation. The costs of additions and improvements are capitalized, while maintenance and repairs are expensed as incurred. Fixed assets are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset group may
not
be recoverable. An impairment loss is recorded to the extent the carrying amount exceeds the estimated fair value of an asset group. Fixed assets are depreciated over their estimated useful lives as follows:

Buildings	20 to 40 years straight-line
Vehicles	3 to 5 years straight-line
Furniture and equipment	3 to 10 years straight-line
Computer equipment and software	3 to 5 years straight-line
Leasehold improvements	term of the lease to a maximum of 10 years

Investments
Equity method investments
For equity investments where it does
not
control the investee, and where it is
not
the primary beneficiary of a VIE, but can exert significant influence over the financial and operating policies of the investee the Company utilizes the equity method of accounting. The evaluation of whether the Company exerts control or significant influence over the financial and operation policies of the investees requires significant judgement based on the facts and circumstances surrounding each individual investment. Factors considered in these evaluations may
include the type of investment, the legal structure of the investee, any influence the Company may
have on the governing board of the investee.

The Company's equity method investees that are investment companies record their underlying investments at fair value. Therefore, under the equity method of accounting, the Company's share of the investee's underlying net income predominantly represents fair value adjustments in the investments held by the equity method investees.

The Company's share of the investee's underlying net income or loss is based upon the most currently available information, which may
precede the date of the consolidated statement of financial condition and is realized in other (income) expense. Distributions received reduce the Company's carrying value of the investee.

Investments in debt and equity securities
The Company invests in debt and equity securities primarily in relation to its wholly owned captive insurance company and Colliers Securities, a broker-dealer licensed under the Securities and Exchange Commission and a member of the Financial Industry Regulatory Authority (“FINRA”). These investments are accounted for at fair value with changes recorded in net earnings (loss).

Financial instruments and derivatives
Certain loan commitments and forward sales commitments related to the Company's warehouse receivables meet the definition of a derivative asset and are recorded at fair value in the consolidated balance sheets upon the execution of the commitment to originate a loan with a borrower and to sell the loan to an investor, with a corresponding amount recognized as revenue in the consolidated statements of earnings. The estimated fair value of loan commitments includes the value of loan origination fees and premiums on anticipated sale of the loan, net of related costs and broker fees, a loss sharing reserve, the fair value of the expected net cash flows associated with servicing of the loan, and the effects of interest rate movements. The estimated fair value of the forward sales commitments includes the effects of interest rate movements. Adjustments to the fair value related to loan commitments and forward sale commitments are included within Capital Markets revenue on the consolidated statements of earnings.

From time to time, the Company
may
use interest rate swaps to hedge a portion of its interest rate exposure on long-term debt. Hedge accounting is applied and swaps are carried at fair value on the consolidated balance sheets, with gains or losses recognized in interest expense. The carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged interest rate risk; the associated gain or loss is recognized currently in earnings and the unrealized gain or loss is recognized in other comprehensive income. If swaps are terminated and the underlying item is not,
the resulting gain or loss is deferred and recognized over the remaining life of the underlying item using the effective interest method. In addition, the Company may
enter into short-term foreign exchange contracts to lower its cost of borrowing, to which hedge accounting is not
applied.

Derivative financial instruments are recorded on the consolidated balance sheets as other assets or other liabilities and carried at fair value. See note
25
for additional information on derivative financial instruments.

Fair value
The Company uses the fair value measurement framework for financial assets and liabilities and for non-financial assets and liabilities that are recognized or disclosed at fair value on a non-recurring basis. The framework defines fair value, gives guidance for measurement and disclosure, and establishes a three
-level hierarchy for observable and unobservable inputs used to measure fair value. An asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three
levels are as follows:

Level 1	–	Quoted prices (unadjusted) in active markets for identical assets or liabilities
Level 2	–	Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities
Level 3	–	Unobservable inputs for which there is little or no market data, which requires the Company to develop its own assumptions

Convertible notes
The Company issued Convertible Notes in
May 2020 (
see note
14
). The Convertible Notes are accounted for entirely as debt as no
portion of the proceeds is required to be accounted for as attributable to the conversion feature. Interest on the Convertible Notes is recorded as interest expense. Financing fees are amortized over the life of the Convertible Notes as additional non-cash interest expense utilizing the effective interest method.

The earnings per share impact of the Convertible Notes is calculated using the “if-converted” method, if dilutive, where coupon interest expense, net of tax, is added to the numerator and the number of potentially issuable subordinate voting shares is added to the denominator.

Financing fees
Financing fees related to the Revolving Credit Facility are recorded as an asset and amortized to interest expense using the effective interest method. Financing fees related to the Senior Notes and Convertible Notes are recorded as a reduction of the debt amount and are amortized to interest expense using the effective interest method.

Financial guarantees and allowance for loss sharing obligations
For certain loans originated and sold under the Fannie Mae Delegated Underwriting and Servicing (“DUS”) Program the Company undertakes an obligation to partially guarantee performance of the loan typically up to one
-
third
of any losses on loans originated.

When the Company commits to making a loan to a borrower, it recognizes a liability equal to the estimated fair value of this loss sharing obligation (the “Loss Reserve”), which reduces the gain on sale of the loan reported in Capital Markets revenue.

In accordance with ASC
326,
the Company estimates the credit losses expected over the life of the credit exposure related to this loss sharing obligation and performs a quarterly analysis of the Loss Reserve. The Company evaluates the Loss Reserve on an individual loan basis and the evaluation models consider the specific details of the underlying property used as collateral, such as occupancy and financial performance. The models also analyze historical losses, current and expected economic conditions, and reasonable and supportable forecasts. Changes to the Loss Reserve are recognized as an expense. For the period ended
December 31, 2020,
the analysis incorporated specific economic conditions related to the COVID-
19
pandemic. See note
26
for further information on the DUS Program and the loss-sharing obligation.

Warehouse receivables
The Company originates held for sale mortgage loans with commitments to sell to third
party investors. These loans are referred to as warehouse receivables and are funded directly to borrowers by the warehouse credit facilities. The facilities are generally repaid within
45
days when the loans are transferred while the Company retains the servicing rights. The Company elects the fair value option for warehouse receivables.

Mortgage servicing rights (“MSRs”)
MSRs, or the rights to service mortgage loans for others, result from the sale or securitization of loans originated by the Company and are recognized as intangible assets on the Consolidated Balance Sheets. The Company initially recognizes MSRs based on the fair value of these rights on the date the loans are sold. Subsequent to initial recognition, MSRs are amortized and carried at the lower of amortized cost or fair value. They are amortized in proportion to and over the estimated period that net servicing income is expected to be received based on projections and timing of estimated future net cash flows.

In connection with the origination and sale of mortgage loans for which the Company retains servicing rights, an asset or liability is recognized based upon the fair value of the MSR on the date that the loans are sold. Upon origination of a mortgage loan held for sale, the fair value of the retained MSR is included in the forecasted proceeds from the anticipated loan sale and results in a net gain (which is reflected in Capital Markets revenue).

MSRs do
not
actively trade in an open market with readily observable prices; therefore, fair value is determined based on certain assumptions and judgments. The valuation model incorporates assumptions including contractual servicing fee income, interest on escrow deposits, discount rates, the cost of servicing, prepayment rates, delinquencies, the estimated life of servicing cash flows and ancillary income and late fees. The assumptions used are subject to change based upon changes to estimates of future cash flows and interest rates, among other things. The key assumptions used during the years ended
December 31, 2020
in measuring fair value were as follows:

As at December 31,
2020

Discount rate	11.5%
Conditional prepayment rate	6.0%

As at
December 31, 2020,
the estimated fair value of MSRs was
$108,315.
See notes
4
and
11
for the acquisition date fair value and current carrying value of the MSR assets. The estimated fair value of Impairment is evaluated quarterly through a comparison of the carrying amount and fair value of the MSRs, and recognized with the establishment of a valuation allowance. Other than write-offs due to prepayments of sold Warehouse receivables where servicing rights have been retained, there have been no
instances of impairment since acquiring Colliers Mortgage.

Goodwill and intangible assets
Goodwill represents the excess of purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not
subject to amortization.

Intangible assets are recorded at fair value on the date they are acquired. Indefinite life intangible assets are not
subject to amortization. Where lives are finite, they are amortized over their estimated useful lives as follows:

Customer lists and relationships	straight-line over 4 to 20 years
Investment management contracts	straight-line over 5 to 15 years
Trademarks and trade names	straight-line over 2 to 10 years
Franchise rights	straight-line over 2 to 15 years
Management contracts and other	straight-line over life of contract ranging from 2 to 10 years
Backlog	as underlying backlog transactions are completed

The Company reviews the carrying value of finite life intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may
not
be recoverable from the estimated future cash flows expected to result from their use and eventual disposition. If the sum of the undiscounted expected future cash flows is less than the carrying amount of the asset group, an impairment loss is recognized. Measurement of the impairment loss is based on the excess of the carrying amount of the asset group over the fair value calculated using discounted expected future cash flows.

Goodwill and indefinite life intangible assets are tested for impairment annually, on
August 1,
or more frequently if events or changes in circumstances indicate the asset might be impaired, in which case the carrying amount of the asset is written down to fair value.

Impairment of goodwill is tested at the reporting unit level. The Company has four
distinct reporting units. Impairment is tested by
first
assessing qualitative factors to determine whether it is more likely than not
that the fair value of a reporting unit is less than its carrying amount. Where it is determined to be more likely than not
that its fair value is greater than its carrying amount, then no
further testing is required. Where the qualitative analysis is not
sufficient to support that the fair value exceeds the carrying amount then a quantitative goodwill impairment test is performed. The quantitative test compares the reporting unit's carrying amount, including goodwill with the estimated fair value of the reporting unit. The fair values of the reporting units are estimated using a discounted cash flow approach. The fair value measurement is classified within Level
3
of the fair value hierarchy. If the carrying amount of the reporting unit exceeds its fair value, the difference is reported as an impairment loss. Certain assumptions are used to determine the fair value of the reporting units, the most sensitive of which are estimated future cash flows and the discount rate applied to future cash flows. Changes in these assumptions could result in a materially different fair value.

Impairment of indefinite life intangible assets is tested by comparing the carrying amount to the estimated fair value on an individual intangible asset basis.

Redeemable non-controlling interests
Redeemable non-controlling interests (“RNCI”) are recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders' equity. Changes in the RNCI amount are recognized immediately as they occur.

Revenue
The Company generates revenue from contracts with customers through its provision of commercial real estate services. These services consist of Leasing, Capital Markets, Outsourcing & Advisory and Investment Management services.

(a) Leasing
Leasing includes landlord and tenant representation services. Landlord representation provides real estate owners with services to strategically position properties and to secure appropriate tenants. Tenant representation focuses on assisting businesses to assess their occupancy requirements and evaluating and negotiating leases and lease renewals.

(b) Capital Markets
Capital Markets revenue is generated through sales brokerage and other capital markets transactions. These services include real estate sales, debt origination and placement, equity capital raising, market value opinions, acquisition advisory and transaction management. The Company's debt finance operations relate to the origination and sale of multifamily and commercial mortgage loans

(c) Outsourcing & Advisory
Outsourcing & Advisory services consist of project management, engineering and design, valuation services, property management as well as loan servicing. Project management services include design and construction management, move management and workplace solutions consulting. Engineering & design services consist of multidisciplinary planning, consulting and design engineering services to multiple end-markets. Project management and engineering & design engagements range from single project contracts with a duration of less than one
year to multi-year contracts with multiple discrete projects. Property management provides real estate service solutions to real estate owners. In addition to providing on-site management and staffing, the Company provides support through centralized resources such as technical and environmental services, accounting, marketing and human resources. Consistent with industry standards, management contract terms typically range from one
to
three
years, although most contracts are terminable at any time following a notice period, usually
30
to
120
days. Property management, project management and engineering & design are included in the Property Services revenue line.

Valuation services consist of helping customers determine market values for various types of real estate properties. Such services may
involve appraisals of single properties or portfolios of properties. These appraisals may
be utilized for a variety of customer needs including acquisitions, dispositions, financing or for tax purposes.

Loan servicing fees consist of revenues earned in accordance with the contractual arrangements associated with the Company's debt finance operations and represent fees earned for servicing loans originated by the Company. Loan servicing revenues are included in the Other revenue line.

(d) Investment Management
Investment Management revenues include consideration for services in the form of asset management advisory and administration fees, transaction fees and incentive fees (carried interest). The performance obligation is to manage client's invested capital for a specified period of time and is delivered over time.

Revenue recognition and unearned revenues
Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company enters into contracts that can include various combinations of services, which are capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

(a)	Nature of services
The Company has determined that control of real estate sales brokerage services rendered transfer to a customer when a sale and purchase agreement becomes unconditional. Leasing services rendered transfer to a customer when a lease between the landlord and the tenant is executed. At these points in time the customer has received substantially all of the benefit of the services provided by the Company. The transaction price is typically associated with the underlying asset involved in the transaction, most commonly a percentage of the sales price or the aggregate rental payments over the term of the lease which are generally known when revenue is recognized.

Other Capital Market revenues are recorded when the Company's performance obligation is satisfied. Although the performance obligation varies based upon the contractual terms of the transaction or service, the performance obligation is generally recognized at the point in time when a defined outcome is satisfied, including completion of financing or closing of a transaction. At this time, the Company has transferred control of the promised service and the customer obtains control.

Revenues from the Company's debt finance operations, included in Capital Markets revenue, are excluded from the scope of ASC Topic
606,
Revenue from Contracts with Customers
(“ASC
606”
). Revenue is recognized and a derivative asset is recorded upon the commitment to originate a loan with a borrower and corresponding sale to an investor. The derivative asset is recognized at fair value, which reflects the fair value of the contractual loan origination, related fees and sale premium, the estimated fair value of the expected net cash flows associated with the servicing of the loan and the estimated fair value of guarantee obligations to be retained. Debt finance revenue also includes changes to the fair value of loan commitments, forward sale commitments and loans held for sale that occur during their respective holding periods. Upon sale of the loans, no
gains or losses are recognized as such loans are recorded at fair value during the holding periods. MSRs and guarantee obligations are recognized as assets and liabilities, respectively, upon the sale of the loans.

Outsourcing & Advisory services including those provided in relation to property management, project management and engineering & design transfer to the customer over time as the services are performed and revenue from providing these services is recognized in the accounting period in which the services are rendered. For fixed-price contracts, revenue is recognized based upon the actual labor hours spent relative to the total expected labor hours or the project costs incurred relative to the total project costs. For some projects certain obligations that are representative of the work completed may
be used as an alternative to recognize revenue. The use of labor hours or overall project costs is dependent upon the input that best represents the progress of the work completed in relation to the specific contract. For cost-reimbursable and hourly-fee contracts, revenue is recognized in the amount to which the Company has a right to invoice.

For other advisory services, including valuation and appraisal review, the customer is unable to benefit from the services until the work is substantially complete, revenue is recognized upon delivery of materials to the customer because this faithfully represents when the service has been rendered. For most fixed fee consulting assignments, revenue is recognized based upon the actual service provided to the end of the reporting period as a proportion of the total services to be provided.

Loan servicing revenues are recognized over the contractual service period. Loan servicing fees related to retained MSRs are governed by ASC
820
and ASC
860
and excluded from the scope of ASC
606.
Loan servicing fees earned from servicing contracts which the Company does not
hold mortgage servicing rights are in scope of ASC
606.

Investment Management advisory fees are recognized as the services are performed over time and are primarily based on agreed-upon percentages of assets under management or committed capital. Revenue recognition for transactional performance obligations are recognized at a point in time when the performance obligation has been met. The Company receives investment management advisory incentive fees (carried interest) from certain investment funds. These incentive fees are dependent upon exceeding specified performance thresholds on a relative or absolute basis, depending on the product. Incentive fees are recognized when it is determined that significant reversal is considered no
longer probable (such as upon the sale of a fund's investment or when the amount of assets under management becomes known as of the end of the specified measurement period). Pursuant to the terms of the Harrison Street Real Estate Capital, LLC (“Harrison Street”) acquisition, incentive fees related to assets that were invested prior to the acquisition date by its former owners are allocated to certain employees and former owners; as such the full amount of these incentive fees is passed through as compensation expense and recognized as cost of revenues in the consolidated statement of earnings.

(b)	Significant judgments
The Company's contracts with customers
may
include promises to transfer multiple products and services. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may
require significant judgment. Where a contract contains multiple performance obligations, judgment is used to assess whether they are distinct and accounted for separately or not
distinct and are accounted for and recognized together.

Brokerage commission arrangement
may
include terms that result in variability to the transaction price and ultimate revenues earned beyond the underlying value of the transaction, these may
include rebates and/or contingencies. The Company estimates variable consideration and performs a constraint analysis for these contracts on the basis of historical information to estimate the amount the Company will ultimately be entitled to. Generally, revenue is constrained when it is probable that the Company may
not
be entitled to the total amount of the revenue as associated with the occurrence or non-occurrence of an event that is outside of the Company's control or where the facts and circumstances of the arrangement limit the Company's ability to predict whether this event will occur. When revenue is constrained, this revenue is not
recognized until the uncertainty has been resolved.

Outsourcing & Advisory arrangements
may
include incentives tied to achieving certain performance targets. The Company estimates variable consideration or performs a constraint analysis for these contracts on the basis of circumstances specific to the project and historical information in order to estimate the amount the Company will ultimately be entitled to. Estimates of revenue, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in profit or loss in the period in which the circumstances that give rise to the revision become known by management.

In providing project management, engineering and design or property management services, the Company may
engage subcontractors to provide on-site staffing or to provide specialized technical services, materials and/or installation services. These arrangements are assessed and require judgment to determine whether the Company is a principal or an agent of the customer. When the Company acts as a principal, because it is primarily responsible for the delivery of the completed project and controls the services provided by the subcontractors, these amounts are accounted for as revenue on a gross basis. However, when the Company acts as an agent, because it does not
control the services prior to delivery to the customer, these costs are accounted for on a net basis.

In some cases, the Company
may
facilitate collection from the customer and payments to subcontractors or may
facilitate collection from tenants for payment to the landlord. In these instances, balances are recorded as accounts receivable and accounts payable until settled.

Investment Management fee arrangements are unique to each contract and evaluated on an individual basis to determine the timing of revenue recognition and significant judgment is involved in making such determination. At each reporting period, the Company considers various factors in estimating revenue to be recognized. Incentive fees have a broad range of possible amounts and the determination of these amounts is based upon the market value for managed assets which is highly susceptible to factors outside of the Company's influence. As a result, incentive fee revenue is generally constrained until significant reversal is considered no
longer probable.

Certain constrained Capital Markets and Leasing fees, Outsourcing & Advisory fees and Investment Management fees may
arise from services that began in a prior reporting period. Consequently, a portion of the fees the Company recognizes in the current period may
be partially related to the services performed in prior periods. In particular, substantially all investment management incentive fees recognized in the period were previously constrained.

Contract balances
Timing of revenue recognition
may
differ from the timing of invoicing to customers. The Company invoices the customer and records a receivable when it has a right to payment within customary payment terms or it recognizes a contract asset if revenue is recognized prior to when payment is due. Contract liabilities consist of payments received in advance of recognizing revenue. These liabilities consist primarily of payments received for outsourcing and advisory engagements where a component of the revenue may
be paid by the customer prior to the benefits of the services transferring to the customer. As a practical expedient, the Company does not
adjust the promised amount of consideration for the effect of a significant financing component when it is expected, at contract inception, that the period between transfer of the service and when the customer pays for that service will be one
year or less. The Company does
not
typically include extended payment terms in its contracts with customers.

The Company generally does
not
incur upfront costs to obtain or fulfill contracts that are capitalizable to contract assets and if capitalizable they would be amortized to expense within one
year or less of incurring the expense; consequently, the Company applies the practical expedient to recognize these incremental costs as an expense when incurred. Any costs to obtain or fulfill contracts that exceed one
year are capitalized to contract assets and amortized over the term of the contract on a method consistent with the transfer of services to the customer and the contract's revenue recognition.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within
30
to
90
days. With the exceptions of sales brokerage and lease brokerage, the Company does not
expect to have any contracts where the period between the transfer of services to the customer and the payment by the customer exceeds one
year. With regard to sales brokerage and lease brokerage, arrangements may
exist where the service is transferred but payment is
not
received for a period greater than
one
year. However, arrangements of this nature do
not
contain a significant financing component because the amount and timing varies on the basis of the occurrence or non-occurrence of an event that is outside the control of the Company or the customer. As a consequence, the Company does not
adjust the transaction prices for the time value of money.

Contract liabilities represent advance payments associated with the Company's performance obligations that have not
yet been satisfied. The majority of the balances are expected to be recognized to revenue or disbursed on behalf of the client within a year.

Remaining performance obligations
Remaining performance obligations represent the aggregate transaction prices for contracts where the Company's performance obligations have not
yet been satisfied. The Company applies the practical expedient related to remaining performance obligations that are part of a contract that has an original expected duration of one
year or less and the practical expedient related to variable consideration from remaining performance obligations.

Stock-based compensation
For equity classified awards, compensation cost is measured at the grant date based on the estimated fair value of the award adjusted for expected forfeitures. The related stock option compensation expense is allocated using the graded attribution method.

Long-term incentive plans
Under these plans, certain subsidiary employees are compensated if the earnings before interest, income tax and amortization of the subsidiary increases. Awards under these plans generally have a term of up to ten
years, a vesting period of
five
to
ten
years and are settled in cash at the end of the term. If an award is subject to a vesting condition, then the graded attribution method is applied to the fair value or intrinsic value of the award. The related compensation expense is recorded in selling, general and administrative expenses and the liability is recorded in accrued compensation.

Foreign currency translation and transactions
Assets, liabilities and operations of foreign subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated at current exchange rates from the local currency to the reporting currency, the US dollar. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive earnings. Realized and unrealized foreign currency gains or losses related to any foreign dollar denominated monetary assets and liabilities are included in net earnings.

Income tax
Income tax has been provided using the asset and liability method whereby deferred tax assets and liabilities are recognized for the expected future income tax consequences of events that have been recognized in the consolidated financial statements or income tax returns. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to reverse, be recovered or settled. The effect on deferred tax assets and liabilities of a change in income tax rates is recognized in earnings in the period in which the change occurs. A valuation allowance is recorded unless it is more likely than not
that realization of a deferred tax asset will occur based on available evidence.

The Company recognizes uncertainty in tax positions taken or expected to be taken utilizing a two
-step approach. The
first
step is to determine whether it is more likely than
not
that the tax position will be sustained upon examination by tax authorities on the basis technical merits of the position. The second
step is to recognize the largest amount of tax benefit that is more than
50
percent likely to be realized upon ultimate settlement with the related tax authority.

The Company classifies interest and penalties associated with income tax positions in income tax expense.

Leases
The Company recognizes an operating lease right-of-use (“ROU”) asset and a lease liability on the consolidated balance sheet at the lease commencement date. Operating lease ROU assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term adjusted for lease pre-payments and lease incentives. After the commencement date any modifications to the leasing arrangement are assessed and the ROU asset and lease liability are remeasured to recognize modifications to the lease term or fixed payments. As most of the Company's leases do not
provide an implicit rate, the incremental borrowing rate based on the information available at commencement date is used to determine the present value of lease payments. The Company uses the implicit rate when readily determinable. The lease terms may
include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating leases ROU assets are amortized to selling, general and administrative expenses (“SG&A”) straight-line over the lease term.

Finance leases are included in fixed assets and long-term debt on the consolidated balance sheet. Finance lease assets are depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of lease term.

Variable lease payments and variable payments related to non-lease components are recorded to SG&A as incurred. Variable lease payments include amounts related to changes in payments associated with changes in an index or rate but which are not
also associated with a remeasurement of the lease liability.

The Company has operating lease agreements with lease and non-lease components, and the Company has elected to apply the practical expedient to not
separate lease and nonlease components and therefore the ROU assets and lease liabilities include payments related to services included in the lease agreement. Additionally, for certain leases the Company has elected to group leases that commence at the same time and where accounting does not
materially differ from accounting for the leases individually as a portfolio of leases.

The Company has elected
not
to recognize ROU assets and lease liabilities for leases that have a term of twelve
months or less. Similarly, the Company will be applying the practical expedient to not
recognize assets or liabilities related to a business combination when the acquired lease has a remaining term of twelve
months or less at the acquisition date. The payments associated with these leases are recorded to SG&A on a straight-line basis over the remaining lease term.

Business combinations
All business combinations are accounted for using the acquisition method of accounting. Transaction costs are expensed as incurred.

The fair value of the contingent consideration is classified as a financial liability and is recorded on the balance sheet at the acquisition date and is re-measured at fair value at the end of each period until the end of the contingency period, with fair value adjustments recognized in earnings. However, if the contingent consideration includes an element of compensation to the vendors (i.e. it is tied to continuing employment or it is not
linked to the business valuation), then the portion of contingent consideration related to such element is treated as compensation expense over the expected employment period.

Government assistance related to the COVID-
19
pandemic
The Company received
$34,767
of wage subsidies from governments in several countries around the world during the year ended
December 31, 2020.
$24,456
of the wage subsidies were recorded as reduction to cost of revenues and
$9,312
were recorded as a reduction to selling, general and administrative expenses in the Consolidated Statements of Earnings.